5. Common Stock	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
5. Common Stock

On March 8, 2012, the Company issued 3,500,000 shares of common stock to the Global Bridge Partners Inc. (“GBP”) at a price of $0.01 per share.  At this time the Company had no operations.

On August 31, 2013, the Company issued 351,000 shares of common stock to 20 new shareholders at a price of $0.05 per share for a total of $17,550.

On September 30, 2013, the Company issued 95,000 shares of common stock to 11 new shareholders at a price of $0.05 per share for a total of $4,750.

On October 31, 2013, the Company issued 21,000 shares of common stock to 7 new shareholders at a price of $0.05 per share for a total of $1,050.

Since March 8, 2012, the Company commenced development of its business buyer and seller matching program, launched two websites and commenced capital formation activities by filing a Registration Statement on Form S-1 to the SEC to register and sell in a self-directed offering 1,000,000 shares of newly issued common stock at an offering price of $0.12 per share for proceeds of up to $120,000.    All these factors were considered in establishing an increased purchase price of $0.05 per share from the initial issuance of shares at $0.01 on March 8, 2012.

On February 25, 2014, the Company issued 165,000 shares of common stock to its legal counsel in consideration of services rendered in connection with the preparation of the Company’s registration statement on Form S-1 and counsel’s agreement to defer fees in connection therewith.   To value the share issuance the Company used the offering price of $0.05.  Such amount has been reflected as stock based compensation on the statement of operations.